Reportable Business Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales to external customers	$ 13,512		$ 13,153		$ 11,989
Total net sales	13,512	[1]	13,153	[1]	11,989	[1]
Segment income	1,890		1,657		1,533
Legacy items	(217)	[2]	(66)	[2]	(67)	[2]
Business restructuring	(208)
Charges related to acquisition of Dyrup and Colpisa (See Note 2)	(5)	[3]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Inventory	6
Interest expense, net of interest income	(171)		(168)		(155)
Corporate unallocated	(226)	[4]	(201)	[4]	(203)	[4]
Income before income taxes	1,057		1,222		1,108
Depreciation and amortization (See Note 1)	421		425		430
Share of net earnings (loss) of equity affiliates	9		36		46
Segment assets	15,878	[5]	14,382	[5]	14,975	[5]
Investment in equity affiliates	262		261		416
Expenditures for property	520		440		339
Performance Coatings Segment
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales to external customers	4,752		4,626		4,281
Total net sales	4,752		4,626		4,281
Segment income	744		673		661
Depreciation and amortization (See Note 1)	112		115		117
Share of net earnings (loss) of equity affiliates	1		2		2
Segment assets	3,993	[5]	4,017	[5]	4,027	[5]
Investment in equity affiliates	10		12		13
Expenditures for property	103		79		89
Industrial Coatings Segment
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales to external customers	4,379		4,158		3,708
Intersegment net sales					(1)
Total net sales	4,379		4,158		3,707
Segment income	590		438		378
Depreciation and amortization (See Note 1)	87		90		95
Share of net earnings (loss) of equity affiliates	(1)		1		2
Segment assets	2,886	[5]	2,614	[5]	2,620	[5]
Investment in equity affiliates	15		12		13
Expenditures for property	184		73		68
Architectural Coatings - EMEA
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales to external customers	2,147		2,104		1,874
Intersegment net sales					1
Total net sales	2,147		2,104		1,875
Segment income	145		123		113
Depreciation and amortization (See Note 1)	115		113		107
Share of net earnings (loss) of equity affiliates	2		2		1
Segment assets	2,727	[5]	2,626	[5]	2,759	[5]
Investment in equity affiliates	19		20		18
Expenditures for property	52		48		51
Optical and Specialty Materials Segment
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales to external customers	1,202		1,204		1,141
Intersegment net sales	3		3		3
Total net sales	1,205		1,207		1,144
Segment income	348		326		307
Depreciation and amortization (See Note 1)	32		36		36
Segment assets	646	[5]	610	[5]	597	[5]
Expenditures for property	65		54		39
Glass Segment
Segment Reporting, Revenue Reconciling Item [Line Items]
Net sales to external customers	1,032		1,061		985
Total net sales	1,032		1,061		985
Segment income	63		97		74
Depreciation and amortization (See Note 1)	53		52		56
Share of net earnings (loss) of equity affiliates	4		24		26
Segment assets	914	[5]	919	[5]	893	[5]
Investment in equity affiliates	166		170		156
Expenditures for property	46		56		32
Consolidation, Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Intersegment net sales	(3)	[4]	(3)	[4]	(3)	[4]
Total net sales	(3)	[4]	(3)	[4]	(3)	[4]
Depreciation and amortization (See Note 1)	22	[4]	19	[4]	19	[4]
Share of net earnings (loss) of equity affiliates	3	[4]	7	[4]	15	[4]
Segment assets	4,712	[4],[5]	3,596	[4],[5]	4,079	[4],[5]
Investment in equity affiliates	52	[4]	47	[4]	216	[4]
Expenditures for property	$ 70	[4]	$ 130	[4]	$ 60	[4]

[1]	Net sales to external customers are attributed to geographic regions based upon the location of the operating unit shipping the product.
[2]	Legacy items include current costs related to former operations of the Company, including certain environmental remediation, pension and other postretirement benefit costs, legal costs and certain charges which are considered to be non-recurring, including a charge related to flat glass antitrust matters in the third quarter of 2010. The Legacy items for 2012 include an environmental remediation pretax charge of $159 million. The charge relates to continued environmental remediation activities at legacy chemicals sites, primarily at PPG's former Jersey City, N.J. chromium manufacturing plant and associated sites (See Note 15).
[3]	Acquisition-related costs include advisory, legal, accounting, valuation, and other professional or consulting fees incurred to effect significant acquisitions. PPG expects to incur additional acquisition-related costs in 2013.
[4]	Corporate intersegment net sales represent intersegment net sales eliminations. Corporate unallocated costs include the costs of corporate staff functions not directly associated with the operating segments and certain legal, variable pay, stock-based compensation and benefit costs.
[5]	Segment assets are the total assets used in the operation of each segment. Corporate assets are principally cash and cash equivalents, cash held in escrow, short term investments, deferred tax assets and the approximate 40% investment in the former automotive glass and services business.